Income (Loss) Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Schedule of Income Before Income Tax [Line Items]
United States			$ 227,514	$ 134,197	$ 48,300
Non-U.S.			21,302	(978)	6,647
Income before provision for income taxes	$ 111,883	$ 42,798	$ 248,816	$ 133,219	$ 54,947